Note Payable - Summary of Note Payable (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Less unamortized debt issuance costs, noncurrent	$ (5,772)	$ (5,955)	$ (6,509)
Total carrying amount	29,912	29,729	29,175
Total long-term Note Payable	29,912	29,729	29,175
Subscription Agreement
Debt Instrument [Line Items]
Notes payable	$ 35,684	$ 35,684	$ 35,684